CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 1,118,243	$ 284,263
Accounts receivable	1,566,964	616,798
Prepaid expenses	11,771	68,158
Total Current Assets	2,696,978	969,219
Property and equipment, net	15,057	20,685
Other Assets
Patent rights, net	885,950	793,236
Web development costs, net	404,986	387,215
Security deposit	5,049	5,049
Total Other Assets	1,295,985	1,185,500
TOTAL ASSETS	4,008,020	2,175,404
Current Liabilities
Accounts payable - trade	188,739	54,693
Accounts payable - related party	570,000	570,000
Accrued expenses	12,000	6,000
Revenue share payable	1,193,661	90,577
Deferred revenue	4,252	49,252
Total Liabilities	1,968,652	770,522
Stockholders Equity
Preferred stock, $.001 par value, 10,000,000 shares authorized, 65 shares issued and outstanding	0	0
Common stock, $.001 par value, 500,000,000 shares authorized, 14,752,496 and 14,232,496 shares issued and outstanding	14,773	14,232
Stock warrants	18,148,049	20,058,051
Additional paid-in-capital	8,726,708	6,164,666
Deferred stock compensation	(233,942)	0
Accumulated deficit	(24,616,220)	(24,832,067)
Total Stockholders Equity	2,039,368	1,404,882
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,008,020	$ 2,175,404